UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21411
Investment Company Act File Number
Eaton Vance Senior Floating-Rate Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2012
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
Senior Floating-Rate Trust
January 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 144.4%(1)

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value
Aerospace and Defense — 2.5%
Booz Allen Hamilton, Inc.
Term Loan, 4.00%, Maturing August 3, 2017	471	$475,170
DAE Aviation Holdings, Inc.
Term Loan, 5.56%, Maturing July 31, 2014	884	868,855
Term Loan, 5.56%, Maturing July 31, 2014	925	908,990
Ducommun, Inc.
Term Loan, 5.50%, Maturing June 28, 2017	1,507	1,507,400
Dundee Holdco 4, Ltd.
Term Loan, 4.30%, Maturing May 15, 2015	391	341,429
Term Loan, 4.80%, Maturing May 13, 2016	391	341,429
IAP Worldwide Services, Inc.
Term Loan, 9.25%, Maturing December 28, 2012	1,771	1,673,922
Sequa Corp.
Term Loan, 3.83%, Maturing December 3, 2014	794	784,929
Term Loan, 6.25%, Maturing December 3, 2014	250	252,292
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015	1,440	1,448,187
TransDigm, Inc.
Term Loan, 4.00%, Maturing February 14, 2017	3,126	3,125,994
Wesco Aircraft Hardware Corp.
Term Loan, 4.25%, Maturing April 7, 2017	389	389,831
Wyle Services Corp.
Term Loan, 5.75%, Maturing March 27, 2017	816	802,382

		$12,920,810

Air Transport — 0.3%
Evergreen International Aviation, Inc.
Term Loan, 12.25%, Maturing June 30, 2015	864	$766,856
Orbitz Worldwide, Inc.
Term Loan, 3.40%, Maturing July 25, 2014	1,063	927,393

		$1,694,249

Automotive — 6.5%
Allison Transmission, Inc.
Term Loan, 2.79%, Maturing August 7, 2014	3,682	$3,649,505
Autoparts Holdings, Ltd.
Term Loan, 6.50%, Maturing July 28, 2017	399	400,247
Chrysler Group, LLC
Term Loan, 6.00%, Maturing May 24, 2017	5,974	5,863,360
Delphi Corp.
Term Loan, 3.50%, Maturing March 31, 2017	1,831	1,833,078
Federal-Mogul Corp.
Term Loan, 2.23%, Maturing December 29, 2014	2,426	2,324,088
Term Loan, 2.22%, Maturing December 28, 2015	3,048	2,920,561
Goodyear Tire & Rubber Co.
Term Loan - Second Lien, 1.78%, Maturing April 30, 2014	5,400	5,281,875
HHI Holdings, LLC
Term Loan, 7.00%, Maturing March 21, 2017	1,519	1,514,754
Metaldyne Company, LLC
Term Loan, 5.25%, Maturing May 18, 2017	2,187	2,189,725

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
SRAM, LLC
Term Loan, 4.76%, Maturing June 7, 2018		1,291	$1,298,773
Term Loan - Second Lien, 8.50%, Maturing December 7, 2018		500	500,500
Tomkins, LLC
Term Loan, 4.25%, Maturing September 21, 2016		1,933	1,934,416
TriMas Corp.
Term Loan, 4.25%, Maturing June 21, 2017		1,045	1,043,444
Veyance Technologies, Inc.
Term Loan, 2.78%, Maturing July 31, 2014		235	223,138
Term Loan, 2.78%, Maturing July 31, 2014		1,642	1,557,899
Term Loan - Second Lien, 6.02%, Maturing July 31, 2015		775	675,858

			$33,211,221

Building and Development — 2.1%
Armstrong World Industries, Inc.
Term Loan, 4.00%, Maturing March 9, 2018		645	$645,831
Beacon Sales Acquisition, Inc.
Term Loan, 2.48%, Maturing September 30, 2013		1,042	1,015,377
Forestar Real Estate Group, Inc.
Revolving Loan, 0.49%, Maturing August 6, 2013(2)		244	229,723
Term Loan, 6.50%, Maturing August 6, 2015		2,240	2,161,715
Goodman Global, Inc.
Term Loan, 5.75%, Maturing October 28, 2016		1,676	1,684,918
NCI Building Systems, Inc.
Term Loan, 6.50%, Maturing April 18, 2014		246	238,768
Panolam Industries International, Inc.
Term Loan, 8.25%, Maturing December 31, 2013		1,445	1,385,551
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016		1,740	1,735,732
Realogy Corp.
Term Loan, 3.25%, Maturing October 10, 2013		116	114,637
Term Loan, 3.44%, Maturing October 10, 2013		660	651,057
Summit Materials Companies I, LLC
Term Loan, 6.00%, Maturing January 24, 2019		950	950,000

			$10,813,309

Business Equipment and Services — 14.5%
Acosta, Inc.
Term Loan, 4.75%, Maturing March 1, 2018		2,263	$2,240,296
Advantage Sales & Marketing, Inc.
Term Loan, 5.25%, Maturing December 18, 2017		2,231	2,220,789
Affinion Group, Inc.
Term Loan, 5.00%, Maturing October 10, 2016		4,600	4,180,540
Allied Security Holdings, LLC
Term Loan, 5.00%, Maturing February 3, 2017		571	571,401
Altegrity, Inc.
Term Loan, 7.75%, Maturing February 20, 2015		767	764,286
Term Loan, 3.03%, Maturing February 21, 2015		784	732,180
Audatex North America, Inc.
Term Loan, 3.19%, Maturing May 16, 2014	EUR	719	922,247
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017		725	721,375
Brand Energy and Infrastructure Services, Inc.
Term Loan, 2.88%, Maturing February 7, 2014		2,667	2,250,385
Term Loan, 3.82%, Maturing February 7, 2014		732	621,984
Brickman Group Holdings, Inc.
Term Loan, 7.25%, Maturing October 14, 2016		1,163	1,172,701
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		1,141	1,129,819
ClientLogic Corp.
Term Loan, 7.33%, Maturing January 30, 2017		1,567	1,488,367

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
DynCorp International, LLC
Term Loan, 6.25%, Maturing July 7, 2016		659	$657,203
Education Management, LLC
Term Loan, 2.38%, Maturing June 3, 2013		3,977	3,839,711
Endurance International Group, Inc. (The)
Term Loan, 7.75%, Maturing December 20, 2017		850	848,938
Fidelity National Information Solutions, Inc.
Term Loan, 4.25%, Maturing July 18, 2016		1,372	1,381,691
Genesys Telecommunications Laboratories, Inc.
Term Loan, Maturing January 25, 2019(3)		625	625,977
Go Daddy Operating Company, LLC
Term Loan, 7.00%, Maturing December 17, 2018		1,446	1,455,776
IMS Health, Inc.
Term Loan, 4.50%, Maturing August 25, 2017		1,277	1,282,463
KAR Auction Services, Inc.
Term Loan, 5.00%, Maturing May 19, 2017		2,836	2,834,545
Kronos, Inc.
Term Loan, 5.33%, Maturing June 9, 2017		1,001	989,172
Term Loan, 6.25%, Maturing December 28, 2017		825	815,203
Term Loan - Second Lien, 10.58%, Maturing June 8, 2018		1,000	1,006,250
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		2,075	2,082,627
Meritas, LLC
Term Loan, 7.50%, Maturing July 28, 2017		784	775,913
Mitchell International, Inc.
Term Loan - Second Lien, 5.88%, Maturing March 30, 2015		1,000	925,000
MSCI, Inc.
Term Loan, 3.75%, Maturing March 14, 2017		2,803	2,808,964
N.E.W. Holdings I, LLC
Term Loan, 6.00%, Maturing March 23, 2016		1,458	1,339,570
National CineMedia, LLC
Term Loan, 2.05%, Maturing February 13, 2015		2,086	2,051,655
Protection One Alarm Monitoring, Inc.
Term Loan, 6.00%, Maturing June 4, 2016		1,504	1,511,285
Quantum Corp.
Term Loan, 3.77%, Maturing July 14, 2014		73	71,650
Quintiles Transnational Corp.
Term Loan, 5.00%, Maturing June 8, 2018		4,303	4,295,323
Sabre, Inc.
Term Loan, 2.35%, Maturing September 30, 2014		5,937	5,322,477
Sensus USA, Inc.
Term Loan, 4.75%, Maturing May 9, 2017		670	668,681
Term Loan - Second Lien, 8.50%, Maturing May 9, 2018		1,000	986,250
Softlayer Technologies, Inc.
Term Loan, 7.25%, Maturing November 5, 2016		644	645,109
SunGard Data Systems, Inc.
Term Loan, 2.04%, Maturing February 28, 2014		1,547	1,531,064
Term Loan, 4.04%, Maturing February 26, 2016		4,742	4,736,193
SymphonyIRI Group, Inc.
Term Loan, 5.00%, Maturing December 1, 2017		821	819,165
TransUnion, LLC
Term Loan, 4.75%, Maturing February 12, 2018		1,886	1,892,822
Travelport, LLC
Term Loan, 5.08%, Maturing August 21, 2015		553	467,894
Term Loan, 5.08%, Maturing August 21, 2015		2,856	2,417,652
Term Loan, 5.80%, Maturing August 21, 2015	EUR	741	811,974
U.S. Security Holdings, Inc.
Term Loan, 1.50%, Maturing July 28, 2017(2)		118	116,796
Term Loan, 7.00%, Maturing July 28, 2017		605	598,246

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
West Corp.
Term Loan, 4.53%, Maturing July 15, 2016		683	$684,981
Term Loan, 4.64%, Maturing July 15, 2016		1,943	1,949,635

			$74,264,225

Cable and Satellite Television — 7.7%
Atlantic Broadband Finance, LLC
Term Loan, 4.00%, Maturing March 8, 2016		1,226	$1,216,345
BBHI Acquisition, LLC
Term Loan, 4.50%, Maturing December 14, 2017		1,238	1,235,953
Bragg Communications, Inc.
Term Loan, 3.02%, Maturing August 31, 2014		2,059	2,048,332
Cequel Communications, LLC
Term Loan, 2.30%, Maturing November 5, 2013		2,129	2,123,379
Charter Communications Operating, LLC
Term Loan, 3.83%, Maturing September 6, 2016		987	983,086
Crown Media Holdings, Inc.
Term Loan, 5.75%, Maturing July 14, 2018		522	519,763
CSC Holdings, Inc.
Term Loan, 2.02%, Maturing March 29, 2016		2,856	2,839,110
Insight Midwest Holdings, LLC
Term Loan, 2.05%, Maturing April 7, 2014		3,009	3,000,616
Kabel Deutschland GmbH
Term Loan, Maturing January 20, 2019(3)		1,075	1,076,881
Lavena Holdings 4 GmbH
Term Loan, 3.81%, Maturing March 6, 2015	EUR	369	410,933
Term Loan, 4.06%, Maturing March 4, 2016	EUR	369	410,933
Term Loan, 8.43%, Maturing March 6, 2017(4)	EUR	391	316,935
Term Loan - Second Lien, 5.18%, Maturing September 2, 2016	EUR	520	490,028
MCC Iowa, LLC
Term Loan, 1.95%, Maturing January 30, 2015		5,601	5,418,655
Mediacom, LLC
Term Loan, 4.50%, Maturing October 23, 2017		813	796,880
Mediacom Broadband, LLC
Term Loan, 4.50%, Maturing October 23, 2017		1,453	1,451,059
Mediacom Illinois, LLC
Term Loan, 1.95%, Maturing January 30, 2015		3,608	3,485,783
Term Loan, 5.50%, Maturing March 31, 2017		978	972,612
NDS Finance, Ltd.
Term Loan, 4.00%, Maturing March 12, 2018		1,340	1,334,834
P7S1 Broadcasting Holding II B.V.
Term Loan, 3.97%, Maturing July 1, 2016	EUR	1,781	2,208,428
UPC Broadband Holding B.V.
Term Loan, 4.78%, Maturing December 31, 2016	EUR	2,353	3,004,549
Term Loan, 5.03%, Maturing December 29, 2017	EUR	1,619	2,079,335
UPC Financing Partnership
Term Loan, 3.80%, Maturing December 30, 2016		409	402,208
Term Loan, 3.80%, Maturing December 29, 2017		1,264	1,249,940
Term Loan, 4.75%, Maturing December 29, 2017		375	374,534

			$39,451,111

Chemicals and Plastics — 7.0%
Arizona Chemical, Inc.
Term Loan, 7.25%, Maturing December 22, 2017		1,325	$1,336,262
Ashland, Inc.
Term Loan, 3.75%, Maturing August 23, 2018		1,944	1,953,875
General Chemical Corp.
Term Loan, 5.00%, Maturing October 6, 2015		555	555,109
Harko C.V.
Term Loan, 5.75%, Maturing August 2, 2017		524	525,979

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Houghton International, Inc.
Term Loan, 6.75%, Maturing January 29, 2016		815	$818,332
Huntsman International, LLC
Term Loan, 1.93%, Maturing April 21, 2014		573	569,064
Term Loan, 2.59%, Maturing June 30, 2016		855	840,200
Term Loan, 2.90%, Maturing April 19, 2017		1,563	1,544,059
Ineos Holdings, Ltd.
Term Loan, 9.00%, Maturing June 16, 2015	EUR	1,250	1,684,931
Ineos US Finance, LLC
Term Loan, 7.50%, Maturing December 16, 2013		2,664	2,761,854
Term Loan, 8.00%, Maturing December 16, 2014		2,668	2,766,813
MacDermid, Inc.
Term Loan, 2.27%, Maturing April 11, 2014		459	451,270
Momentive Performance Materials USA, Inc.
Term Loan, 3.81%, Maturing May 5, 2015		3,135	3,076,035
Momentive Specialty Chemicals, Inc.
Term Loan, 4.06%, Maturing May 5, 2015		1,682	1,661,335
Term Loan, 4.38%, Maturing May 5, 2015		478	468,428
Term Loan, 4.38%, Maturing May 5, 2015		758	748,875
Norit NV
Term Loan, 6.75%, Maturing July 7, 2017		1,247	1,254,668
Omnova Solutions, Inc.
Term Loan, 5.75%, Maturing May 31, 2017		990	980,100
Rockwood Specialties Group, Inc.
Term Loan, 3.50%, Maturing February 9, 2018		2,114	2,128,533
Schoeller Arca Systems Holding B.V.
Term Loan, 5.98%, Maturing November 16, 2015	EUR	145	135,166
Term Loan, 5.98%, Maturing November 16, 2015	EUR	412	385,382
Term Loan, 5.98%, Maturing November 16, 2015	EUR	443	414,708
Solutia, Inc.
Term Loan, 3.50%, Maturing August 1, 2017		2,077	2,083,364
Styron S.A.R.L., LLC
Term Loan, 6.00%, Maturing August 2, 2017		2,871	2,626,965
Taminco Global Chemical Corp.
Term Loan, Maturing January 25, 2019(3)		375	376,484
Univar, Inc.
Term Loan, 5.00%, Maturing June 30, 2017		3,554	3,519,559

			$35,667,350

Clothing/Textiles — 0.2%
Phillips-Van Heusen Corp.
Term Loan, 3.50%, Maturing May 6, 2016		545	$548,182
Warnaco, Inc.
Term Loan, 3.75%, Maturing June 15, 2018		498	498,744

			$1,046,926

Conglomerates — 2.4%
Jason, Inc.
Term Loan, 8.25%, Maturing September 21, 2014		172	$169,507
Term Loan, 7.75%, Maturing September 22, 2014		224	219,388
Term Loan, 8.25%, Maturing September 22, 2014		69	67,568
Rexnord Corp.
Term Loan, 2.56%, Maturing July 19, 2013		766	757,395
Term Loan, 2.97%, Maturing July 19, 2013		3,785	3,762,366
RGIS Holdings, LLC
Term Loan, 3.08%, Maturing April 30, 2014		122	119,777
Term Loan, 3.08%, Maturing April 30, 2014		2,438	2,395,542
Spectrum Brands, Inc.
Term Loan, 5.00%, Maturing June 17, 2016		2,273	2,279,787

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Walter Energy, Inc.
Term Loan, 4.00%, Maturing April 2, 2018		2,190	$2,184,329

			$11,955,659

Containers and Glass Products — 2.5%
Berry Plastics Corp.
Term Loan, 2.29%, Maturing April 3, 2015		1,944	$1,894,674
BWAY Corp.
Term Loan, 4.50%, Maturing February 23, 2018		152	152,061
Term Loan, 4.50%, Maturing February 23, 2018		1,652	1,649,567
Graphic Packaging International, Inc.
Term Loan, 2.36%, Maturing May 16, 2014		808	808,228
Term Loan, 3.14%, Maturing May 16, 2014		367	368,682
Hilex Poly Co., LLC
Term Loan, 11.25%, Maturing November 16, 2015		900	913,500
Pelican Products, Inc.
Term Loan, 5.05%, Maturing March 7, 2017		767	764,373
Reynolds Group Holdings, Inc.
Term Loan, 6.50%, Maturing February 9, 2018		2,774	2,788,383
Term Loan, 6.50%, Maturing August 9, 2018		2,788	2,802,507
Sealed Air Corp.
Term Loan, 4.75%, Maturing October 3, 2018		642	650,300

			$12,792,275

Cosmetics/Toiletries — 0.4%
Bausch & Lomb, Inc.
Term Loan, 3.52%, Maturing April 24, 2015		290	$289,403
Term Loan, 3.76%, Maturing April 24, 2015		1,188	1,185,920
KIK Custom Products, Inc.
Term Loan - Second Lien, 5.30%, Maturing November 28, 2014		975	637,813

			$2,113,136

Drugs — 1.4%
Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017		1,485	$1,468,294
Capsugel Holdings US, Inc.
Term Loan, 5.25%, Maturing August 1, 2018		1,272	1,283,347
Endo Pharmaceuticals Holdings, Inc.
Term Loan, 4.00%, Maturing June 18, 2018		955	959,533
Warner Chilcott Co., LLC
Term Loan, 4.25%, Maturing March 15, 2018		800	800,814
Term Loan, 4.25%, Maturing March 15, 2018		1,599	1,601,628
WC Luxco S.A.R.L.
Term Loan, 4.25%, Maturing March 15, 2018		1,100	1,101,119

			$7,214,735

Ecological Services and Equipment — 0.1%
Environmental Systems Products Holdings, Inc.
Term Loan - Second Lien, 14.50%, Maturing September 12, 2014(5)		390	$365,585
Viking Consortium Borrower, Ltd.
Term Loan - Second Lien, 6.83%, Maturing March 31, 2016(4)	GBP	515	304,259

			$669,844

Electronics/Electrical — 9.5%
Aeroflex, Inc.
Term Loan, 4.25%, Maturing May 9, 2018		2,168	$2,110,959
Aspect Software, Inc.
Term Loan, 6.25%, Maturing May 6, 2016		1,547	1,548,405
Attachmate Corp.
Term Loan, 6.50%, Maturing April 27, 2017		2,419	2,382,075
Cinedigm Digital Funding I, LLC
Term Loan, 5.25%, Maturing April 29, 2016		538	532,658

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value
CommScope, Inc.
Term Loan, 5.00%, Maturing January 14, 2018	2,109	$2,114,335
Dealer Computer Services, Inc.
Term Loan, 3.75%, Maturing April 20, 2018	2,210	2,218,553
DG FastChannel, Inc.
Term Loan, 5.75%, Maturing July 26, 2018	1,617	1,585,548
Eagle Parent, Inc.
Term Loan, 5.00%, Maturing May 16, 2018	2,587	2,551,429
Edwards (Cayman Island II), Ltd.
Term Loan, 5.50%, Maturing May 31, 2016	499	480,356
Term Loan, 5.50%, Maturing May 31, 2016	1,238	1,193,430
FCI International S.A.S.
Term Loan, 3.66%, Maturing November 1, 2013	123	119,963
Term Loan, 3.66%, Maturing November 1, 2013	123	119,963
Term Loan, 3.66%, Maturing November 1, 2013	128	124,608
Term Loan, 3.66%, Maturing November 1, 2013	128	124,608
Freescale Semiconductor, Inc.
Term Loan, 4.55%, Maturing December 1, 2016	3,498	3,431,694
Infor Enterprise Solutions Holdings
Term Loan, 5.77%, Maturing March 3, 2014	500	440,209
Term Loan, 6.02%, Maturing July 28, 2015	1,470	1,433,369
Term Loan, 6.02%, Maturing July 28, 2015	2,818	2,760,499
Term Loan - Second Lien, 6.52%, Maturing March 3, 2014	183	160,417
Term Loan - Second Lien, 6.52%, Maturing March 3, 2014	317	282,308
Microsemi Corp.
Term Loan, 5.75%, Maturing February 2, 2018	1,571	1,582,845
NeuStar, Inc.
Term Loan, 5.00%, Maturing November 8, 2018	948	955,324
Nxp B.V.
Term Loan, 4.50%, Maturing March 3, 2017	2,680	2,630,622
Term Loan, 5.50%, Maturing March 3, 2017	1,022	1,013,491
Open Solutions, Inc.
Term Loan, 2.69%, Maturing January 23, 2014	2,001	1,829,566
SafeNet, Inc.
Term Loan, 2.77%, Maturing April 12, 2014	1,936	1,883,971
Sensata Technologies Finance Co., LLC
Term Loan, 4.00%, Maturing May 11, 2018	3,507	3,512,180
Serena Software, Inc.
Term Loan, 4.54%, Maturing March 10, 2016	474	464,520
Shield Finance Co. S.A.R.L.
Term Loan, 7.75%, Maturing June 15, 2016	836	837,714
SkillSoft Corp.
Term Loan, 6.50%, Maturing May 26, 2017	249	250,934
Term Loan, 6.50%, Maturing May 26, 2017	978	981,444
Sophia, L.P.
Term Loan, 6.25%, Maturing July 19, 2018	1,400	1,411,813
Spansion, LLC
Term Loan, 4.75%, Maturing February 9, 2015	552	552,762
Sunquest Information Systems, Inc.
Term Loan, 6.25%, Maturing December 16, 2016	746	746,250
VeriFone Inc.
Term Loan, 4.25%, Maturing December 28, 2018	500	501,653
Vertafore, Inc.
Term Loan, 5.25%, Maturing July 29, 2016	990	980,103
Web.com Group, Inc.
Term Loan, 7.00%, Maturing October 27, 2017	2,628	2,508,565

		$48,359,143

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value
Equipment Leasing — 0.6%
BakerCorp. International, Inc.
Term Loan, 5.00%, Maturing June 1, 2018	846	$846,807
Delos Aircraft, Inc.
Term Loan, 7.00%, Maturing March 17, 2016	1,425	1,436,340
International Lease Finance Corp.
Term Loan, 6.75%, Maturing March 17, 2015	850	856,411

		$3,139,558

Farming/Agriculture — 0.3%
Wm. Bolthouse Farms, Inc.
Term Loan, 5.50%, Maturing February 11, 2016	1,517	$1,514,437

		$1,514,437

Financial Intermediaries — 6.0%
AmWINS Group, Inc.
Term Loan, 4.83%, Maturing June 8, 2013	948	$930,342
Term Loan - Second Lien, 6.07%, Maturing June 8, 2014	500	477,500
Asset Acceptance Capital Corp.
Term Loan, 8.75%, Maturing November 8, 2017	1,300	1,287,000
CB Richard Ellis Services, Inc.
Term Loan, 3.52%, Maturing March 5, 2018	691	684,770
Term Loan, 3.80%, Maturing September 4, 2019	652	646,727
Citco III, Ltd.
Term Loan, 5.50%, Maturing June 29, 2018	1,642	1,582,236
Fifth Third Processing Solutions, LLC
Term Loan, 4.50%, Maturing November 3, 2016	1,238	1,241,426
First Data Corp.
Term Loan, 3.03%, Maturing September 24, 2014	257	244,196
Term Loan, 3.03%, Maturing September 24, 2014	1,239	1,176,048
Term Loan, 3.03%, Maturing September 24, 2014	2,988	2,836,715
Term Loan, 4.28%, Maturing March 23, 2018	1,636	1,440,451
Grosvenor Capital Management Holdings, LLP
Term Loan, 4.31%, Maturing December 5, 2016	1,335	1,284,867
HarbourVest Partners, LLC
Term Loan, 6.25%, Maturing December 16, 2016	1,069	1,071,536
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017	917	910,371
LPL Holdings, Inc.
Term Loan, 5.25%, Maturing June 25, 2015	2,874	2,888,100
Term Loan, 5.25%, Maturing June 28, 2017	2,075	2,085,040
Mercury Payment Systems Canada, LLC
Term Loan, 6.50%, Maturing July 3, 2017	647	649,984
Mondrian Investment Partners, Ltd.
Term Loan, 5.50%, Maturing July 12, 2018	920	923,779
Nuveen Investments, Inc.
Term Loan, 3.46%, Maturing November 13, 2014	1,651	1,623,646
Term Loan, 5.96%, Maturing May 12, 2017	2,429	2,416,446
Term Loan, 7.25%, Maturing May 13, 2017	525	526,754
RJO Holdings Corp.
Term Loan, 6.29%, Maturing December 10, 2015(5)	7	5,773
Term Loan, 7.04%, Maturing December 10, 2015(5)	224	169,505
RPI Finance Trust
Term Loan, 4.00%, Maturing May 9, 2018	3,483	3,490,120

		$30,593,332

Food Products — 4.0%
American Seafoods Group, LLC
Term Loan, 4.25%, Maturing March 8, 2018	638	$621,878
Del Monte Foods Co.
Term Loan, 4.50%, Maturing March 8, 2018	4,405	4,311,144

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Dole Food Co., Inc.
Term Loan, 5.04%, Maturing July 6, 2018		966	$970,375
High Liner Foods, Inc.
Term Loan, 7.00%, Maturing January 3, 2018		650	655,687
JBS USA Holdings, Inc.
Term Loan, 4.25%, Maturing May 25, 2018		995	998,234
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		672	672,931
NBTY, Inc.
Term Loan, 4.25%, Maturing October 2, 2017		2,809	2,811,340
Pierre Foods, Inc.
Term Loan, 7.00%, Maturing September 30, 2016		1,234	1,232,061
Pinnacle Foods Finance, LLC
Term Loan, 2.87%, Maturing April 2, 2014		6,537	6,497,408
Solvest, Ltd.
Term Loan, 5.03%, Maturing July 6, 2018		1,795	1,802,126

			$20,573,184

Food Service — 5.7%
Aramark Corp.
Term Loan, 2.17%, Maturing January 27, 2014		169	$167,649
Term Loan, 2.45%, Maturing January 27, 2014		2,094	2,078,379
Term Loan, 3.08%, Maturing January 27, 2014	GBP	950	1,422,160
Term Loan, 3.55%, Maturing July 26, 2016		304	301,878
Term Loan, 3.83%, Maturing July 26, 2016		4,621	4,590,260
Buffets, Inc.
Term Loan, 0.00%, Maturing April 21, 2015(6)		1,247	523,944
Term Loan, 0.00%, Maturing April 22, 2015(6)		129	53,662
Burger King Corp.
Term Loan, 4.50%, Maturing October 19, 2016		4,620	4,614,990
Denny’s, Inc.
Term Loan, 5.25%, Maturing September 30, 2016		594	595,856
DineEquity, Inc.
Term Loan, 4.25%, Maturing October 19, 2017		1,437	1,437,197
Dunkin’ Brands, Inc.
Term Loan, 4.00%, Maturing November 23, 2017		3,070	3,071,540
OSI Restaurant Partners, LLC
Term Loan, 2.72%, Maturing June 14, 2013		447	437,720
Term Loan, 2.56%, Maturing June 14, 2014		4,918	4,812,333
Sagittarius Restaurants, LLC
Term Loan, 7.51%, Maturing May 18, 2015		435	435,272
Selecta
Term Loan - Second Lien, 5.64%, Maturing December 28, 2015	EUR	741	624,171
U.S. Foodservice, Inc.
Term Loan, 2.78%, Maturing July 3, 2014		3,478	3,317,728
Wendy’s/Arby’s Restaurants, LLC
Term Loan, 5.00%, Maturing May 24, 2017		819	821,853

			$29,306,592

Food/Drug Retailers — 5.1%
Alliance Boots Holdings, Ltd.
Term Loan, 3.43%, Maturing July 9, 2015	EUR	1,000	$1,254,539
Term Loan, 3.63%, Maturing July 9, 2015	GBP	1,775	2,576,779
General Nutrition Centers, Inc.
Term Loan, 4.25%, Maturing March 2, 2018		4,725	4,695,469
Pantry, Inc. (The)
Term Loan, 2.03%, Maturing May 15, 2014		201	197,133
Term Loan, 2.03%, Maturing May 15, 2014		698	684,591
Rite Aid Corp.
Term Loan, 2.04%, Maturing June 4, 2014		7,966	7,790,029
Term Loan, 4.50%, Maturing March 2, 2018		2,114	2,076,924

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value
Roundy’s Supermarkets, Inc.
Term Loan, 7.00%, Maturing November 3, 2013	3,254	$3,266,093
Supervalu, Inc.
Term Loan, 4.50%, Maturing April 28, 2018	3,226	3,231,960

		$25,773,517

Health Care — 16.8%
1-800 Contacts, Inc.
Term Loan, 7.70%, Maturing March 4, 2015	899	$899,339
Alere, Inc.
Term Loan, 4.50%, Maturing June 30, 2017	575	569,250
Term Loan, 4.50%, Maturing June 30, 2017	2,369	2,348,333
Alliance Healthcare Services
Term Loan, 7.25%, Maturing June 1, 2016	1,129	993,518
Ardent Medical Services, Inc.
Term Loan, 6.50%, Maturing September 15, 2015	1,130	1,134,129
Term Loan, 6.50%, Maturing September 18, 2015	673	675,822
Aveta Holdings, LLC
Term Loan, 8.50%, Maturing April 14, 2015	392	390,729
Term Loan, 8.50%, Maturing April 14, 2015	392	390,729
Biomet, Inc.
Term Loan, 3.47%, Maturing March 25, 2015	3,686	3,667,908
CareStream Health, Inc.
Term Loan, 5.00%, Maturing February 25, 2017	1,513	1,430,421
Carl Zeiss Vision Holding GmbH
Term Loan, 4.00%, Maturing September 30, 2019(4)	135	112,880
Catalent Pharma Solutions
Term Loan, 2.52%, Maturing April 10, 2014	2,133	2,103,719
CDRL MS, Inc.
Term Loan, 6.75%, Maturing September 30, 2016	878	874,884
Community Health Systems, Inc.
Term Loan, 2.52%, Maturing July 25, 2014	351	346,741
Term Loan, 2.76%, Maturing July 25, 2014	6,825	6,751,107
Term Loan, 3.96%, Maturing January 25, 2017	3,423	3,379,698
ConMed Corp.
Term Loan, 1.77%, Maturing April 12, 2013	437	427,906
ConvaTec, Inc.
Term Loan, 5.75%, Maturing December 22, 2016	992	988,511
CRC Health Corp.
Term Loan, 5.08%, Maturing November 16, 2015	1,940	1,765,127
Dako EQT Project Delphi
Term Loan - Second Lien, 4.33%, Maturing December 12, 2016	500	409,000
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016	2,970	2,990,419
DJO Finance, LLC
Term Loan, 3.27%, Maturing May 20, 2014	633	617,429
Drumm Investors, LLC
Term Loan, 5.00%, Maturing May 4, 2018	1,994	1,801,714
Emergency Medical Services Corp.
Term Loan, 5.25%, Maturing May 25, 2018	1,992	1,991,540
Fresenius US Finance I, Inc.
Term Loan, 3.50%, Maturing September 10, 2014	306	306,675
Term Loan, 3.50%, Maturing September 10, 2014	682	683,300
Grifols, Inc.
Term Loan, 6.00%, Maturing June 1, 2017	2,139	2,151,908
Hanger Orthopedic Group, Inc.
Term Loan, 4.01%, Maturing December 1, 2016	668	661,289
HCA, Inc.
Term Loan, 3.83%, Maturing March 31, 2017	6,168	6,041,694
Term Loan, 3.52%, Maturing May 1, 2018	2,572	2,518,764

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Health Management Associates, Inc.
Term Loan, 4.50%, Maturing November 16, 2018		1,300	$1,288,219
Iasis Healthcare, LLC
Term Loan, 5.00%, Maturing May 3, 2018		1,662	1,648,584
Immucor, Inc.
Term Loan, 7.25%, Maturing August 17, 2018		698	704,941
inVentiv Health, Inc.
Term Loan, 6.50%, Maturing August 4, 2016		1,874	1,816,766
Term Loan, 6.75%, Maturing May 15, 2018		1,166	1,134,846
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018		1,816	1,756,859
Kinetic Concepts, Inc.
Term Loan, 7.00%, Maturing May 4, 2018		4,025	4,102,280
Lifepoint Hospitals, Inc.
Term Loan, 3.28%, Maturing April 15, 2015		2,022	2,022,295
MedAssets, Inc.
Term Loan, 5.25%, Maturing November 16, 2016		843	845,901
Medpace, Inc.
Term Loan, 6.50%, Maturing June 16, 2017		871	831,447
MultiPlan, Inc.
Term Loan, 4.75%, Maturing August 26, 2017		3,416	3,357,891
Pharmaceutical Products Development, Inc.
Term Loan, 6.25%, Maturing December 5, 2018		1,950	1,966,199
Physiotherapy Associates, Inc.
Term Loan, 7.50%, Maturing June 27, 2013		641	637,848
Prime Healthcare Services, Inc.
Term Loan, 7.25%, Maturing April 22, 2015		2,028	1,956,940
RadNet Management, Inc.
Term Loan, 5.75%, Maturing April 6, 2016		1,081	1,040,222
Renal Advantage Holdings, Inc.
Term Loan, 5.75%, Maturing December 16, 2016		718	718,872
Select Medical Corp.
Term Loan, 5.50%, Maturing May 25, 2018		3,010	2,917,071
Sunrise Medical Holdings B.V.
Term Loan, 6.75%, Maturing May 13, 2014	EUR	237	287,249
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018		1,468	1,460,287
Universal Health Services, Inc.
Term Loan, 3.75%, Maturing November 15, 2016		2,097	2,096,876
Vanguard Health Holding Co. II, LLC
Term Loan, 5.00%, Maturing January 29, 2016		1,572	1,573,684
VWR Funding, Inc.
Term Loan, 2.77%, Maturing June 30, 2014		2,216	2,174,807

			$85,764,567

Home Furnishings — 0.8%
Hunter Fan Co.
Term Loan, 2.78%, Maturing April 16, 2014		326	$300,985
National Bedding Co., LLC
Term Loan, 4.13%, Maturing November 28, 2013		1,433	1,432,550
Term Loan - Second Lien, 5.50%, Maturing February 28, 2014		2,050	2,014,125
Yankee Candle Co., Inc. (The)
Term Loan, 2.27%, Maturing February 6, 2014		520	519,065

			$4,266,725

Industrial Equipment — 2.5%
Butterfly Wendel US, Inc.
Term Loan, 3.44%, Maturing June 23, 2014		277	$276,033
Term Loan, 4.19%, Maturing June 22, 2015		277	275,944
Colfax Corp.
Term Loan, 4.50%, Maturing January 11, 2019		1,300	1,306,500

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Excelitas Technologies Corp.
Term Loan, 4.75%, Maturing November 23, 2016		988	$955,406
Generac CCMP Acquisition Corp.
Term Loan, 2.89%, Maturing November 11, 2013		1,145	1,140,582
Husky Injection Molding Systems, Ltd.
Term Loan, 6.50%, Maturing June 29, 2018		1,494	1,502,149
KION Group GmbH
Term Loan, 3.77%, Maturing December 23, 2014(4)		1,031	866,312
Term Loan, 4.02%, Maturing December 23, 2015(4)		1,031	866,312
Manitowoc Co., Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017		560	559,083
Polypore, Inc.
Term Loan, 2.28%, Maturing July 3, 2014		3,774	3,724,030
Terex Corp.
Term Loan, 5.50%, Maturing April 28, 2017		698	703,342
Unifrax Corp.
Term Loan, 7.00%, Maturing November 28, 2018		375	378,903

			$12,554,596

Insurance — 4.1%
Alliant Holdings I, Inc.
Term Loan, 3.58%, Maturing August 21, 2014		2,384	$2,368,658
Applied Systems, Inc.
Term Loan, 5.50%, Maturing December 8, 2016		1,386	1,366,942
Asurion, LLC
Term Loan, 5.50%, Maturing May 24, 2018		5,376	5,373,255
Term Loan - Second Lien, 9.00%, Maturing May 24, 2019		1,600	1,610,720
C.G. JCF Corp.
Term Loan, 3.27%, Maturing August 1, 2014		476	469,186
CCC Information Services, Inc.
Term Loan, 5.50%, Maturing November 11, 2015		1,411	1,415,688
CNO Financial Group, Inc.
Term Loan, 6.25%, Maturing September 30, 2016		987	991,744
HUB International, Ltd.
Term Loan, 3.08%, Maturing June 13, 2014		486	474,450
Term Loan, 3.08%, Maturing June 13, 2014		2,161	2,111,132
Term Loan, 6.75%, Maturing June 13, 2014		562	564,873
Towergate Finance, PLC
Term Loan, 6.50%, Maturing August 4, 2017	GBP	1,000	1,478,626
U.S.I. Holdings Corp.
Term Loan, 2.77%, Maturing May 5, 2014		2,968	2,895,495

			$21,120,769

Leisure Goods/Activities/Movies — 7.9%
Alpha D2, Ltd.
Term Loan, 2.40%, Maturing December 31, 2013		864	$833,503
Term Loan, 2.40%, Maturing December 31, 2013		1,463	1,410,582
Term Loan - Second Lien, 3.77%, Maturing June 30, 2014		2,000	1,906,786
AMC Entertainment, Inc.
Term Loan, 3.52%, Maturing December 15, 2016		3,698	3,652,002
AMC Networks, Inc.
Term Loan, 4.00%, Maturing December 31, 2018		1,343	1,337,653
Bombardier Recreational Products
Term Loan, 2.80%, Maturing June 28, 2013		2,810	2,794,573
Bright Horizons Family Solutions, Inc.
Term Loan, 4.27%, Maturing May 28, 2015		913	911,137
Carmike Cinemas, Inc.
Term Loan, 5.50%, Maturing January 27, 2016		686	690,342
Cedar Fair, L.P.
Term Loan, 4.00%, Maturing December 15, 2017		1,930	1,936,999

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Cinemark USA, Inc.
Term Loan, 3.63%, Maturing April 29, 2016		3,426	$3,429,206
Clubcorp Club Operations, Inc.
Term Loan, 6.00%, Maturing November 30, 2016		2,638	2,647,256
Dave & Buster’s, Inc.
Term Loan, 5.50%, Maturing June 1, 2016		983	981,272
Fender Musical Instruments Corp.
Term Loan, 2.52%, Maturing June 9, 2014		277	265,179
Term Loan, 2.52%, Maturing June 9, 2014		546	522,229
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016		2,260	2,258,620
Regal Cinemas Corp.
Term Loan, 3.58%, Maturing August 23, 2017		4,356	4,345,790
Revolution Studios Distribution Co., LLC
Term Loan, 4.02%, Maturing December 21, 2014		909	645,317
Term Loan - Second Lien, 7.27%, Maturing June 21, 2015(5)		800	247,520
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.00%, Maturing August 17, 2017		1,741	1,741,383
Six Flags Theme Parks, Inc.
Term Loan, 4.25%, Maturing December 20, 2018		2,150	2,149,880
Town Sports International, Inc.
Term Loan, 7.00%, Maturing May 11, 2018		1,984	1,989,082
Zuffa, LLC
Term Loan, 2.31%, Maturing June 19, 2015		3,892	3,765,314

			$40,461,625

Lodging and Casinos — 3.3%
Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 13, 2018		1,042	$1,047,576
Caesars Entertainment Operating Co.
Term Loan, 3.28%, Maturing January 28, 2015		1,223	1,105,275
Term Loan, 3.28%, Maturing January 28, 2015		1,500	1,353,309
Term Loan, 3.28%, Maturing January 28, 2015		746	674,549
Term Loan, 9.50%, Maturing October 31, 2016		2,940	3,000,899
Gala Group, Ltd.
Term Loan, 5.78%, Maturing May 30, 2018	GBP	2,625	3,503,939
Isle of Capri Casinos, Inc.
Term Loan, 4.75%, Maturing November 1, 2013		918	919,401
Las Vegas Sands, LLC
Term Loan, 2.93%, Maturing November 23, 2016		548	534,978
Term Loan, 2.93%, Maturing November 23, 2016		2,170	2,116,372
LodgeNet Entertainment Corp.
Term Loan, 6.50%, Maturing April 4, 2014		1,435	1,317,637
Penn National Gaming, Inc.
Term Loan, 3.75%, Maturing July 16, 2018		1,144	1,149,661
Tropicana Entertainment, Inc.
Term Loan, 15.00%, Maturing March 8, 2013		147	162,939

			$16,886,535

Nonferrous Metals/Minerals — 2.1%
Fairmount Minerals, Ltd.
Term Loan, 5.25%, Maturing March 15, 2017		4,790	$4,813,950
Noranda Aluminum Acquisition Corp.
Term Loan, 2.02%, Maturing May 16, 2014		499	496,204
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017		673	672,555
Term Loan, 3.75%, Maturing March 10, 2017		2,030	2,027,217
Oxbow Carbon and Mineral Holdings, LLC
Term Loan, 3.92%, Maturing May 8, 2016		2,600	2,586,604

			$10,596,530

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value
Oil and Gas — 3.8%
Buffalo Gulf Coast Terminals LLC
Term Loan, 7.50%, Maturing October 31, 2017	549	$552,740
CCS Corp.
Term Loan, 6.50%, Maturing October 17, 2014	550	551,719
Term Loan, Maturing November 14, 2014(3)	1,000	958,438
CITGO Petroleum Corp.
Term Loan, 8.00%, Maturing June 24, 2015	203	206,353
Term Loan, 9.00%, Maturing June 23, 2017	2,536	2,604,540
Crestwood Holdings, LLC
Term Loan, 10.50%, Maturing September 30, 2016	437	445,875
Frac Tech International, LLC
Term Loan, 6.25%, Maturing May 6, 2016	5,542	5,537,072
Gibson Energy
Term Loan, 5.75%, Maturing June 15, 2018	2,065	2,075,377
MEG Energy Corp.
Term Loan, 4.00%, Maturing March 16, 2018	1,222	1,222,640
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	3,383	3,400,157
Sheridan Production Partners I, LLC
Term Loan, 6.50%, Maturing April 20, 2017	106	107,023
Term Loan, 6.50%, Maturing April 20, 2017	174	175,216
Term Loan, 6.50%, Maturing April 20, 2017	1,316	1,322,306

		$19,159,456

Publishing — 5.9%
Ascend Learning
Term Loan, 7.10%, Maturing December 6, 2016	1,089	$1,074,541
Aster Zweite Beteiligungs GmbH
Term Loan, 4.80%, Maturing December 31, 2014	1,699	1,522,463
Term Loan, 4.80%, Maturing December 30, 2016	1,509	1,352,244
Term Loan, 4.80%, Maturing December 30, 2016	1,775	1,590,104
Cengage Learning Acquisitions, Inc.
Term Loan, 2.52%, Maturing July 3, 2014	990	878,857
GateHouse Media Operating, Inc.
Term Loan, 2.27%, Maturing August 28, 2014	862	238,045
Term Loan, 2.27%, Maturing August 28, 2014	2,054	567,508
Term Loan, 2.52%, Maturing August 28, 2014	667	184,321
Getty Images, Inc.
Term Loan, 5.25%, Maturing November 7, 2016	3,432	3,452,148
Instant Web, Inc.
Term Loan, 3.65%, Maturing August 7, 2014	166	155,053
Term Loan, 3.65%, Maturing August 7, 2014	1,591	1,487,423
Interactive Data Corp.
Term Loan, 4.50%, Maturing February 12, 2018	2,251	2,249,211
Lamar Media Corp.
Term Loan, 4.00%, Maturing December 30, 2016	553	555,008
Laureate Education, Inc.
Term Loan, 5.25%, Maturing August 15, 2018	4,828	4,523,157
MediaNews Group, Inc.
Term Loan, 8.50%, Maturing March 19, 2014	110	104,498
Merrill Communications, LLC
Term Loan, 7.50%, Maturing December 24, 2012	1,225	1,140,558
Nelson Education, Ltd.
Term Loan, 3.08%, Maturing July 3, 2014	462	374,387
Nielsen Finance, LLC
Term Loan, 2.30%, Maturing August 9, 2013	4,876	4,872,851
Term Loan, 4.05%, Maturing May 2, 2016	1,958	1,967,833
SGS International, Inc.
Term Loan, 3.77%, Maturing September 30, 2013	450	445,978

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value
Source Interlink Companies, Inc.
Term Loan, 10.75%, Maturing June 18, 2013	893	$862,921
Term Loan, 15.00%, Maturing March 18, 2014(4)	669	618,816

		$30,217,925

Radio and Television — 3.6%
Cumulus Media, Inc.
Term Loan, 5.75%, Maturing September 17, 2018	4,675	$4,687,954
Entercom Radio, LLC
Term Loan, 6.27%, Maturing November 23, 2018	546	547,100
Foxco Acquisition Sub, LLC
Term Loan, 4.75%, Maturing July 14, 2015	516	514,941
Gray Television, Inc.
Term Loan, 3.80%, Maturing December 31, 2014	632	622,762
Hubbard Radio, LLC
Term Loan, 5.25%, Maturing April 28, 2017	995	1,001,219
Lin Television Corp.
Term Loan, 5.00%, Maturing December 21, 2018	600	604,500
Mission Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016	519	519,899
Nexstar Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016	811	813,196
Raycom TV Broadcasting, LLC
Term Loan, 4.50%, Maturing May 31, 2017	871	853,213
Sinclair Television Group, Inc.
Term Loan, 4.00%, Maturing October 28, 2016	362	362,493
Term Loan, Maturing December 15, 2016(3)	388	389,415
Univision Communications, Inc.
Term Loan, 2.27%, Maturing September 29, 2014	3,336	3,302,353
Term Loan, 4.52%, Maturing March 31, 2017	3,336	3,145,992
Weather Channel
Term Loan, 4.25%, Maturing February 13, 2017	1,131	1,134,102

		$18,499,139

Retailers (Except Food and Drug) — 5.0%
99 Cents Only Stores
Term Loan, 6.00%, Maturing January 11, 2019	500	$503,625
Amscan Holdings, Inc.
Term Loan, 6.75%, Maturing December 4, 2017	3,002	3,004,026
FTD, Inc.
Term Loan, 4.75%, Maturing June 11, 2018	1,269	1,244,838
Harbor Freight Tools USA, Inc.
Term Loan, 6.50%, Maturing December 22, 2017	3,773	3,807,913
J. Crew Group, Inc.
Term Loan, 4.75%, Maturing March 7, 2018	1,588	1,536,720
Jo-Ann Stores, Inc.
Term Loan, 4.75%, Maturing March 16, 2018	1,990	1,941,469
Michaels Stores, Inc.
Term Loan, 5.13%, Maturing July 29, 2016	926	926,112
Neiman Marcus Group, Inc.
Term Loan, 4.75%, Maturing May 16, 2018	3,050	3,001,920
PETCO Animal Supplies, Inc.
Term Loan, 4.50%, Maturing November 24, 2017	2,215	2,200,595
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing March 30, 2018	1,773	1,781,612
Savers, Inc.
Term Loan, 4.25%, Maturing March 3, 2017	1,116	1,120,342
Service Master Co.
Term Loan, 2.77%, Maturing July 24, 2014	224	220,697
Term Loan, 2.85%, Maturing July 24, 2014	2,254	2,216,167

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		1,319	$1,255,997
Vivarte SA
Term Loan, 3.16%, Maturing March 9, 2015	EUR	29	27,285
Term Loan, 3.16%, Maturing March 9, 2015	EUR	62	59,658
Term Loan, 3.16%, Maturing March 9, 2015	EUR	347	331,588
Term Loan, 3.79%, Maturing March 8, 2016	EUR	440	420,844
Term Loan, 3.79%, Maturing May 29, 2016	EUR	18	17,574
Term Loan, 3.79%, Maturing May 29, 2016	EUR	71	67,982

			$25,686,964

Steel — 0.2%
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		695	$696,400
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		498	496,257

			$1,192,657

Surface Transport — 1.1%
Hertz Corp.
Term Loan, 3.75%, Maturing March 9, 2018		3,499	$3,497,104
Swift Transportation Co., Inc.
Term Loan, 6.00%, Maturing December 21, 2016		1,961	1,974,729

			$5,471,833

Telecommunications — 5.0%
Alaska Communications Systems Holdings, Inc.
Term Loan, 5.50%, Maturing October 21, 2016		1,807	$1,685,336
Cellular South, Inc.
Term Loan, 4.50%, Maturing July 27, 2017		846	848,922
Crown Castle International Corp.
Term Loan, Maturing January 31, 2019(3)		1,875	1,877,183
Intelsat Jackson Holdings SA
Term Loan, 5.25%, Maturing April 2, 2018		10,272	10,307,691
Macquarie UK Broadcast, Ltd.
Term Loan, 3.02%, Maturing December 1, 2014	GBP	755	1,063,667
MetroPCS Wireless
Term Loan, 4.06%, Maturing March 16, 2018		3,970	3,948,470
NTELOS, Inc.
Term Loan, 4.00%, Maturing August 7, 2015		908	904,937
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018		945	946,589
Syniverse Technologies, Inc.
Term Loan, 5.25%, Maturing December 21, 2017		992	996,978
Telesat Canada
Term Loan, 3.27%, Maturing October 31, 2014		156	155,639
Term Loan, 3.27%, Maturing October 31, 2014		1,813	1,811,858
TowerCo Finance, LLC
Term Loan, 5.25%, Maturing February 2, 2017		670	674,125
Windstream Corp.
Term Loan, 3.26%, Maturing December 17, 2015		322	321,852

			$25,543,247

Utilities — 3.5%
AES Corp.
Term Loan, 4.25%, Maturing June 1, 2018		2,581	$2,585,661
BRSP, LLC
Term Loan, 7.50%, Maturing June 4, 2014		757	764,650
Calpine Corp.
Term Loan, 4.50%, Maturing April 2, 2018		945	938,850
Term Loan, 4.50%, Maturing April 2, 2018		2,779	2,761,831

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value
Dynegy Midwest Generation, LLC
Term Loan, 9.25%, Maturing August 4, 2016	524	$511,119
Dynegy Power, LLC
Term Loan, 9.25%, Maturing August 4, 2016	948	969,623
EquiPower Resources Holdings, LLC
Term Loan, 5.75%, Maturing January 26, 2018	530	502,185
Invenergy LLC
Term Loan, 9.00%, Maturing November 21, 2017	750	753,750
NRG Energy, Inc.
Term Loan, 4.00%, Maturing July 2, 2018	4,403	4,396,341
Texas Competitive Electric Holdings Co., LLC
Term Loan, 4.80%, Maturing October 10, 2017	5,832	3,621,282

		$17,805,292

Total Senior Floating-Rate Interests (identified cost $748,346,589)		$738,302,473

Corporate Bonds & Notes — 7.7%

	Principal
	Amount*
Security	(000’s omitted)		Value
Automotive — 0.0%(7)
American Axle & Manufacturing Holdings, Inc., Sr. Notes
9.25%, 1/15/17(8)		104	$115,180

			$115,180

Broadcast Radio and Television — 0.1%
XM Satellite Radio Holdings, Inc.
13.00%, 8/1/14(8)		485	$555,325

			$555,325

Building and Development — 0.3%
AMO Escrow Corp., Sr. Notes
11.50%, 12/15/17(8)		1,802	$1,648,830

			$1,648,830

Business Equipment and Services — 0.4%
Brocade Communications Systems, Inc., Sr. Notes
6.625%, 1/15/18		30	$31,650
6.875%, 1/15/20		30	33,150
Education Management, LLC, Sr. Notes
8.75%, 6/1/14		390	395,362
RSC Equipment Rental, Inc./RSC Holdings, LLC, Sr. Notes
10.00%, 7/15/17(8)		750	873,750
SunGard Data Systems, Inc., Sr. Notes
10.625%, 5/15/15		500	534,375

			$1,868,287

Chemicals and Plastics — 0.2%
Styrolution Group GmbH, Sr. Notes
7.625%, 5/15/16(8)	EUR	1,075	$1,160,076

			$1,160,076

Conglomerates — 0.0%(7)
RBS Global & Rexnord Corp.
11.75%, 8/1/16		155	$164,688

			$164,688

	Principal
	Amount*
Security	(000’s omitted)		Value
Containers and Glass Products — 0.4%
Berry Plastics Corp., Sr. Notes
5.322%, 2/15/15(9)		2,000	$2,015,000

			$2,015,000

Cosmetics/Toiletries — 0.3%
Revlon Consumer Products Corp.
9.75%, 11/15/15		1,415	$1,521,125

			$1,521,125

Ecological Services and Equipment — 0.1%
Environmental Systems Product Holdings, Inc., Jr. Notes
18.00%, 3/31/15(5)		373	$314,905

			$314,905

Equipment Leasing — 0.4%
International Lease Finance Corp., Sr. Notes
5.65%, 6/1/14		1,000	$998,750
6.75%, 9/1/16(8)		350	378,437
7.125%, 9/1/18(8)		350	385,000

			$1,762,187

Financial Intermediaries — 1.0%
First Data Corp., Sr. Notes
7.375%, 6/15/19(8)		1,000	$1,002,500
Ford Motor Credit Co., LLC, Sr. Notes
12.00%, 5/15/15		2,250	2,823,750
8.00%, 12/15/16		175	207,648
UPCB Finance II, Ltd., Sr. Notes
6.375%, 7/1/20(8)	EUR	1,000	1,268,808

			$5,302,706

Forest Products — 0.0%(7)
Verso Paper Holdings, LLC/Verso Paper, Inc.
11.375%, 8/1/16		130	$53,300

			$53,300

Health Care — 0.0%(7)
Accellent, Inc., Sr. Notes
8.375%, 2/1/17		135	$137,363

			$137,363

Industrial Equipment — 0.2%
Terex Corp., Sr. Notes
10.875%, 6/1/16		1,000	$1,135,000

			$1,135,000

Insurance — 0.0%(7)
Alliant Holdings I, Inc.
11.00%, 5/1/15(8)		40	$41,950

			$41,950

Leisure Goods/Activities/Movies — 0.1%
AMC Entertainment, Inc., Sr. Notes
8.75%, 6/1/19		110	$116,600
Royal Caribbean Cruises, Sr. Notes
7.00%, 6/15/13		95	100,700
6.875%, 12/1/13		35	37,275
7.25%, 6/15/16		25	27,187
7.25%, 3/15/18		50	54,250

			$336,012

	Principal
	Amount*
Security	(000’s omitted)	Value
Lodging and Casinos — 0.8%
Buffalo Thunder Development Authority
9.375%, 12/15/14(6)(8)	480	$168,000
CCM Merger, Inc.
8.00%, 8/1/13(8)	50	48,750
Harrah’s Operating Co., Inc., Sr. Notes
11.25%, 6/1/17	1,500	1,633,125
Inn of the Mountain Gods Resort & Casino, Sr. Notes
1.25%, 11/30/20(4)(8)	275	167,839
8.75%, 11/30/20(8)	106	104,940
Mohegan Tribal Gaming Authority, Sr. Sub. Notes
8.00%, 4/1/12	140	115,150
7.125%, 8/15/14	215	145,125
6.875%, 2/15/15	230	155,250
Peninsula Gaming, LLC
10.75%, 8/15/17	1,000	1,082,500
Tunica-Biloxi Gaming Authority, Sr. Notes
9.00%, 11/15/15(8)	310	302,250
Waterford Gaming, LLC, Sr. Notes
8.625%, 9/15/14(5)(8)	210	120,814

		$4,043,743

Nonferrous Metals/Minerals — 0.3%
Cloud Peak Energy Resources, LLC/Cloud Peak Energy Finance Corp.
8.25%, 12/15/17(8)	1,000	$1,085,000
8.50%, 12/15/19	335	367,662

		$1,452,662

Oil and Gas — 0.1%
Petroleum Development Corp., Sr. Notes
12.00%, 2/15/18	115	$125,925
Quicksilver Resources, Inc., Sr. Notes
11.75%, 1/1/16	125	134,063
SESI, LLC, Sr. Notes
6.875%, 6/1/14	60	60,600

		$320,588

Publishing — 0.2%
Laureate Education, Inc.
10.00%, 8/15/15(8)	1,000	$1,032,500

		$1,032,500

Radio and Television — 0.2%
Entravision Communications Corp., Sr. Notes
8.75%, 8/1/17(8)	1,000	$1,030,000

		$1,030,000

Rail Industries — 0.2%
American Railcar Industry, Sr. Notes
7.50%, 3/1/14	175	$177,625
Kansas City Southern Mexico, Sr. Notes
8.00%, 2/1/18	500	560,625

		$738,250

Retailers (Except Food and Drug) — 0.2%
Amscan Holdings, Inc., Sr. Sub. Notes
8.75%, 5/1/14	400	$404,000
Toys “R” Us, Sr. Notes
7.875%, 4/15/13	70	72,100

	Principal
	Amount*
Security	(000’s omitted)	Value
Toys “R” Us
10.75%, 7/15/17	670	$748,725

		$1,224,825

Steel — 0.0%(7)
RathGibson, Inc., Sr. Notes
11.25%, 2/15/14(5)(6)	445	$45

		$45

Telecommunications — 0.5%
Avaya, Inc., Sr. Notes
9.75%, 11/1/15	840	$808,500
EH Holding Corp., Sr. Notes
6.50%, 6/15/19(8)	1,000	1,046,250
Intelsat Bermuda, Ltd.
11.25%, 6/15/16	210	223,125
Telesat Canada/Telesat, LLC, Sr. Notes
11.00%, 11/1/15	405	435,375

		$2,513,250

Utilities — 1.7%
Calpine Corp., Sr. Notes
7.50%, 2/15/21(8)	4,725	$5,055,750
7.875%, 1/15/23(8)	3,350	3,609,625
Reliant Energy, Inc., Sr. Notes
7.625%, 6/15/14	20	20,100

		$8,685,475

Total Corporate Bonds & Notes (identified cost $38,810,305)		$39,173,272

Asset-Backed Securities — 1.1%

	Principal
	Amount
Security	(000’s omitted)	Value
Alzette European CLO SA, Series 2004-1A, Class E2, 7.046%, 12/15/20(9)	$374	$302,976
Avalon Capital Ltd. 3, Series 1A, Class D, 2.456%, 2/24/19(8)(9)	589	458,477
Babson Ltd., Series 2005-1A, Class C1, 2.517%, 4/15/19(8)(9)	753	545,918
Carlyle High Yield Partners, Series 2004-6A, Class C, 2.903%, 8/11/16(8)(9)	1,000	870,517
Centurion CDO 8 Ltd., Series 2005-8A, Class D, 6.038%, 3/8/17(9)	985	792,236
Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.317%, 7/17/19(9)	750	567,077
Comstock Funding Ltd., Series 2006-1A, Class D, 4.773%, 5/30/20(8)(9)	692	504,250
First CLO Ltd., Series 2004-1A1, Class C, 2.857%, 7/27/16(8)(9)	1,000	934,927
Schiller Park CLO Ltd., Series 2007-1A, Class D, 2.81%, 4/25/21(8)(9)	1,000	738,078

Total Asset-Backed Securities (identified cost $6,961,907)		$5,714,456

Common Stocks — 1.9%

Security	Shares	Value
Air Transport — 0.0%(7)
Delta Air Lines, Inc.(10)	3,971	41,894

		$41,894

Automotive — 0.6%
Dayco Products, LLC(10)(11)	18,702	$659,245
Hayes Lemmerz International, Inc.(10)(11)	44,747	2,550,579

		$3,209,824

Security	Shares	Value
Building and Development — 0.1%
Panolam Holdings Co.(5) (10) (12)	253	$216,072
United Subcontractors, Inc.(5)(10)(11)	508	29,710

		$245,782

Diversified Manufacturing — 0.0%(7)
MEGA Brands, Inc.(10)	16,150	$128,748

		$128,748

Ecological Services and Equipment — 0.1%
Environmental Systems Products Holdings, Inc.(5)(10)(12)	6,211	$262,787

		$262,787

Financial Intermediaries — 0.0%(7)
RTS Investor Corp.(5)(10)(11)	78	$20,501

		$20,501

Food Service — 0.0%
Buffets, Inc.(5)(10)(11)	23,029	$0

		$0

Leisure Goods/Activities/Movies — 0.2%
Metro-Goldwyn-Mayer Holdings, Inc.(10)(11)	50,438	$1,212,615

		$1,212,615

Lodging and Casinos — 0.1%
Greektown Superholdings, Inc.(10)	71	$4,225
Tropicana Entertainment, Inc.(10)(11)	35,670	512,756

		$516,981

Nonferrous Metals/Minerals — 0.0%(7)
Euramax International, Inc.(5)(10)(11)	701	$210,360

		$210,360

Oil and Gas — 0.0%(7)
SemGroup Corp.(10)	1,397	$36,979

		$36,979

Publishing — 0.7%
Ion Media Networks, Inc.(5)(10)(11)	3,990	$3,192,000
MediaNews Group, Inc.(5)(10)(11)	10,718	212,107
Source Interlink Companies, Inc.(5)(10)(11)	2,290	14,244
SuperMedia, Inc.(10)	9,554	27,516

		$3,445,867

Steel — 0.1%
RathGibson Acquisition Co., LLC(5)(10)(12)	19,800	$611,820

		$611,820

Total Common Stocks (identified cost $4,467,736)		$9,944,158

Preferred Stocks — 0.0%(7)

Security	Shares	Value
Ecological Services and Equipment — 0.0%(7)
Environmental Systems Products Holdings, Inc., Series A(5)(10)(12)	1,422	$87,538

Total Preferred Stocks (identified cost $24,885)		$87,538

Warrants — 0.0%(7)

Security	Shares	Value
Oil and Gas — 0.0%(7)
SemGroup Corp., Expires 11/30/14(10)	1,470	$8,710

		$8,710

Publishing — 0.0%
Reader’s Digest Association, Inc. (The), Expires 2/19/14(5)(10)(11)	1,450	$0

		$0

Retailers (Except Food and Drug) — 0.0%
Oriental Trading Co., Inc., Expires 2/11/16(5)(10) (11)	6,134	$0
Oriental Trading Co., Inc., Expires 2/11/16(5)(10) (11)	6,730	0

		$0

Total Warrants (identified cost $15)		$8,710

Short-Term Investments — 3.0%

	Interest/
	Principal
	Amount
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.07%(13)	$11,434	$11,433,718
State Street Bank and Trust Euro Time Deposit, 0.01%, 2/1/12	3,859	3,859,242

Total Short-Term Investments (identified cost $15,292,960)		$15,292,960

Total Investments — 158.1% (identified cost $813,904,397)		$808,523,567

Less Unfunded Loan Commitments — (0.1)%		$(362,561)

Net Investments — 158.0% (identified cost $813,541,836)		$808,161,006

Other Assets, Less Liabilities — (32.4)%		$(165,525,754)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (25.6)%		$(131,301,044)

Net Assets Applicable to Common Shares — 100.0%		$511,334,208

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

EUR	-	Euro

GBP	-	British Pound Sterling

*		In U.S. dollars unless otherwise indicated.

(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Unfunded or partially unfunded loan commitments. The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion.

(3)		This Senior Loan will settle after January 31, 2012, at which time the interest rate will be determined.

(4)		Represents a payment-in-kind security which may pay all or a portion of interest/dividends in additional par/shares.

(5)		For fair value measurement disclosure purposes, security is categorized as Level 3.

(6)		Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)		Amount is less than 0.05%.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2012, the aggregate value of these securities is $25,253,741 or 4.9% of the Trust’s net assets applicable to common shares.

(9)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2012.

(10)	Non-income producing security.

(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(12)	Restricted security.

(13)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2012 was $2,789.

A summary of open financial instruments at January 31, 2012 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
2/29/12	British Pound Sterling 147,368	United States Dollar 229,671	JPMorgan Chase Bank	$(2,502)
2/29/12	British Pound Sterling 2,125,488	United States Dollar 3,301,499	JPMorgan Chase Bank	(47,134)
2/29/12	Euro 8,229,073	United States Dollar 10,999,801	Citibank NA	235,230
3/30/12	British Pound Sterling 3,363,351	United States Dollar 5,200,918	Goldman Sachs International	(96,597)
3/30/12	Euro 4,755,153	United States Dollar 6,158,756	HSBC Bank USA	(62,198)
4/30/12	British Pound Sterling 857,580	United States Dollar 1,344,296	JPMorgan Chase Bank	(6,083)
4/30/12	Euro 4,094,237	United States Dollar 5,373,277	Deutsche Bank	16,108

				$36,824

At January 31, 2012, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts. The Trust also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

At January 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $251,338 and $214,514, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Trust at January 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$814,057,498

Gross unrealized appreciation	$16,623,713
Gross unrealized depreciation	(22,520,205)

Net unrealized depreciation	$(5,896,492)

Restricted Securities

At January 31, 2012, the Trust owned the following securities (representing 0.2% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost		Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	6,211	$0	(1)	$262,787
Panolam Holdings Co.	12/30/09	253	139,024		216,072
RathGibson Acquisition Co., LLC	6/14/10	19,800	105,079		611,820

Total Common Stocks			$244,103		$1,090,679

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	1,422	$24,885		$87,538

Total Restricted Securities			$268,988		$1,178,217

(1) Less than $0.50.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2012, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$737,151,529	$788,383	$737,939,912
Corporate Bonds & Notes	—	38,737,508	435,764	39,173,272
Asset-Backed Securities	—	5,714,456	—	5,714,456
Common Stocks	235,137	4,939,420	4,769,601	9,944,158
Preferred Stocks	—	—	87,538	87,538
Warrants	—	8,710	0	8,710
Short-Term Investments	—	15,292,960	—	15,292,960

Total Investments	$235,137	$801,844,583	$6,081,286	$808,161,006

Forward Foreign Currency Exchange Contracts	$—	$251,338	$—	$251,338

Total	$235,137	$802,095,921	$6,081,286	$808,412,344

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(214,514)	$—	$(214,514)

Total	$—	$(214,514)	$—	$(214,514)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in
	Senior	Investments in			Investments in
	Floating-Rate	Corporate	Investments in	Investments in	Warrants and
	Interests	Bonds & Notes	Common Stocks	Preferred Stocks	Miscellaneous	Total
Balance as of October 31, 2011	$2,354,268	$435,763	$7,420,504	$87,538	$0	$10,298,073
Realized gains (losses)	(278,023)	—	363,257	—	—	85,234
Change in net unrealized appreciation (depreciation)	327,417	(2,647)	(465,944)	—	—	(141,174)
Cost of purchases(1)	4,402	—	—	—	—	4,402
Proceeds from sales(1)	(1,622,174)	—	(397,964)	—	—	(2,020,138)
Accrued discount (premium)	2,493	2,648	—	—	—	5,141
Transfers to Level 3*	—	—	198,966	—	—	198,966
Transfers from Level 3*	—	—	(2,349,218)	—	—	(2,349,218)

Balance as of January 31, 2012	$788,383	$435,764	$4,769,601	$87,538	$0	$6,081,286

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2012	$37,901	$(2,647)	$11,393	$—	$0	$46,647

*	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments. Transfers from Level 3 to Level 2 were due to increased market trading activity resulting in the availability of significant observable inputs in determining the fair value of these investments.

(1)	Cost of purchases may include securities received in corporate actions; proceeds from sales may include securities delivered in corporate actions.

At January 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Floating-Rate Trust
By:	/s/ Scott H. Page
Scott H. Page
President

Date:	March 26, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	March 26, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	March 26, 2012